Other financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Trade payables	1,783	1,563	1,475
Clearing houses	1,269	1,200	650
Tax collection accounts:
Public Institutions	4,986	5,796	5,315
Factoring accounts payable	272	262	275
Unsettled financial transactions	6,412	5,429	3,779
Lease liabilities (note 2.k)	2,400	2,622	2,856
Other financial liabilities	23,065	20,187	15,523
	40,187	37,059	29,873
Note 51 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2023 was EUR 738 million (EUR 710 million and EUR 715 in 2022 and 2021, respectively).
The analysis of the maturities of lease liabilities at 31 December 2023, 2022 and 2021 is shown below:

EUR million
	2023	2022	2021
Maturity Analysis - Discounted payments
Within 1 year	586	707	690
Between 1 and 3 years	918	1,005	933
Between 3 and 5 years	480	454	534
Later than 5 years	416	456	699
Total discounted payments at the end of the year	2,400	2,622	2,856
During 2023, 2022 and 2021 there were no significant variable lease payments not included in the valuation of lease liabilities.